Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	iOThree Limited
Entity Central Index Key	0001997637
Entity File Number	001-42594
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Aug. 21, 2023
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	161 Kallang Way
Entity Address, Address Line Two	#07-01 and #07-08
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	349247
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0625 per share
Trading Symbol	IOTR
Security Exchange Name	NASDAQ
Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,296,566
Class A shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,831,675
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Eng Chye Koh
Contact Personnel Email Address	ir@io3.sg
Entity Address, Address Line One	161 Kallang Way
Entity Address, Address Line Two	#07-01 and #07-08
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	349247
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	3105 1699